Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	DHX Media Ltd.
Entity Central Index Key	0001490186
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	34,783,382,000